7TWELVE BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 92.3%
	COMMODITY - 8.6%
90,000	First Trust Global Tactical Commodity Strategy(a)	$ 2,169,900
69,600	GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF	2,094,960
		4,264,860
	EQUITY - 53.7%
45,648	Fidelity MSCI Materials Index ETF	2,020,837
83,400	IndexIQ ETF Trust - IQ 50 Percent Hedged FTSE	2,037,095
13,551	Invesco S&P 500 Equal Weight ETF	2,030,211
29,936	iShares Core MSCI Emerging Markets ETF	1,848,847
7,795	iShares Core S&P Mid-Cap ETF	2,050,631
37,000	iShares Core US REIT ETF	2,170,051
68,309	iShares North American Natural Resources ETF	2,006,235
36,500	JPMorgan Diversified Return Emerging Markets Equity ETF	2,102,645
15,086	Vanguard Mid-Cap Value ETF	2,106,156
20,705	Vanguard Real Estate ETF	2,107,356
5,178	Vanguard S&P 500 ETF	2,042,203
6,913	Vanguard Small-Cap Growth ETF	1,936,746
12,243	Vanguard Small-Cap Value ETF	2,072,250
		26,531,263
	FIXED INCOME - 30.0%
37,700	First Trust Enhanced Short Maturity ETF	2,259,926
41,700	First Trust Low Duration Opportunities ETF	2,109,186
17,978	iShares Core U.S. Aggregate Bond ETF	2,064,414
33,150	Schwab US TIPS ETF	2,074,527
69,837	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	2,170,883
39,038	Vanguard Short-Term Inflation-Protected Securities ETF	2,052,618
36,300	Vanguard Total International Bond ETF	2,067,648
		14,799,202

	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,994,245)	45,595,325

7TWELVE BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	OPEN END FUNDS — 4.0%
	EQUITY - 4.0%
39,737	Fidelity International Index Fund, Premium Class	$ 1,953,469
	TOTAL OPEN END FUNDS (Cost $1,293,198)

	SHORT-TERM INVESTMENTS — 3.8%
	MONEY MARKET FUNDS - 3.8%
1,898,579	First American Government Obligations Fund, Class X, 0.03% (Cost $1,898,579)(b)	1,898,579

	TOTAL INVESTMENTS - 100.1% (Cost $38,186,022)	$ 49,447,373
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(37,955)
	NET ASSETS - 100.0%	$ 49,409,418

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.